Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision were as follows:

(millions)	2019	2018	2017
Current tax provision
Federal	$1,104.7	$673.1	$680.9
State	27.3	21.5	12.8
Deferred tax expense (benefit)
Federal	45.3	(145.9)	(149.4)
State	3.0	(6.1)	(3.5)
Total income tax provision	$1,180.3	$542.6	$540.8

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

(millions)	2019		2018		2017
Income before income taxes	$5,160.3		$3,163.6		$2,138.9
Tax at statutory federal rate	$1,083.7	21%	$664.4	21%	$748.6	35%
Tax effect of:
Reversal of prior year tax credits	163.2	3	0	0	0	0
Tax credits[1]	(43.9)	(1)	(76.3)	(2)	(52.4)	(2)
Stock-based compensation	(25.9)	(1)	(25.1)	(1)	(25.1)	(1)
Tax-deductible dividends	(14.6)	0	(14.6)	(1)	(9.7)	0
Dividends received deduction[2,3]	(10.4)	0	(9.7)	0	(20.7)	(1)
Exempt interest income[3]	(3.6)	0	(5.9)	0	(16.9)	(1)
Net deferred tax liability revaluation[4]	0	0	0	0	(99.5)	(5)
Nondeductible compensation expense[5]	8.1	0	(0.2)	0	10.1	0
State income taxes, net of federal taxes	24.0	1	12.2	0	6.0	0
Other items, net	(0.3)	0	(2.2)	0	0.4	0
Total income tax provision	$1,180.3	23%	$542.6	17%	$540.8	25%

[1] Includes $38.1 million, $71.0 million, and $48.7 million for 2019, 2018, and 2017, respectively, of benefits on investments in federal renewable energy tax credit funds.
[2] 2019 and 2018 amounts reflect a dividends received deduction percentage of 50% under the 2017 Tax Act. In 2017, the deduction percentage was 70%.
[3] 2019 and 2018 amounts reflect a proration percentage of 25% for such income attributable to investments held by our insurance companies. In 2017, the proration percentage was 15%.
[4] Pursuant to the 2017 Tax Act.
[5] Decrease in 2018 reflects our updated interpretation regarding compensation that qualifies for deduction under the 2017 Tax Act based on additional guidance issued. See further discussion below.

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax asset (liability) at December 31, 2019 and 2018, respectively.

(millions)	2019	2018
Federal deferred tax assets:
Unearned premiums reserve	$498.2	$439.9
Non-deductible accruals	181.8	169.3
Loss and loss adjustment expense reserves	153.3	134.6
Operating lease liabilities	42.3	0
Net unrealized losses on fixed-maturity securities	0	28.2
Hedges on forecasted transactions	4.4	4.6
Other	15.3	16.2
Federal deferred tax liabilities:
Net holding period gains on equity securities	(472.2)	(316.8)
Deferred acquisition costs	(221.9)	(199.8)
Property and equipment	(108.6)	(85.7)
Net unrealized gains on fixed-maturity securities	(96.5)	0
Loss and loss adjustment expense reserve transition adjustment	(47.2)	(58.5)
Operating lease assets	(42.3)	0
Intangible assets	(38.9)	(52.2)
Investment basis differences	(1.1)	(43.3)
Prepaid expenses	(4.8)	(4.7)
Other	(8.3)	(8.9)
Net federal deferred tax asset (liability)	(146.5)	22.9
Net state deferred tax asset	14.0	20.3
Net deferred tax asset (liability)	$(132.5)	$43.2